13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2011

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     June 30, 2011

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total: $73,806

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751y10    736            12,575    SH             SOLE                0         0       12575
AFLAC INC                  CO    00105510    1,077          23,081    SH             SOLE                0         0       23081

AIR PRODUCTS AND           CO    00915810    1,289          13,481    SH             SOLE                0         0       13481

AUTOMATIC DATA             CO    05301510    1,830          34,742    SH             SOLE                0         0       34742
BANK OF NEW YORK           CO    06405810    658            25,675    SH             SOLE                0         0       25675

BECTON DICKINSON           CO    07588710    2,287          26,538    SH             SOLE                0         0       26538

BEST BUY INC               CO    08651610    638            20,313    SH             SOLE                0         0       20313
BOEING COMPANY             CO    09702310    1,943          26,275    SH             SOLE                0         0       26275

BP PLC ADR                 CO    05562210    717            16,196    SH             SOLE                0         0       16196

BRISTOL-MYERS              CO    11012210    1,326          45,794    SH             SOLE                0         0       45794
CHEVRON CORP               CO    16676410    3,893          37,857    SH             SOLE                0         0       37857

CORNING INC                CO    21935010    1,444          79,575    SH             SOLE                0         0       79575

COSTCO WHOLESALE           CO    22160k10    1,686          20,750    SH             SOLE                0         0       20750
EMERSON ELECTRIC           CO    29101110    3,246          57,707    SH             SOLE                0         0       57707

EXPEDITORS                 CO    30213010    743            14,510    SH             SOLE                0         0       14510

EXXON MOBIL                CO    30231g10    4,847          59,564    SH             SOLE                0         0       59564
FEDEX CORP                 CO    31428x10    1,535          16,185    SH             SOLE                0         0       16185

GENERAL ELECTRIC           CO    36960410    3,640          193,013   SH             SOLE                0         0       193013

HEWLETT PACKARD            CO    42823610    1,977          54,306    SH             SOLE                0         0       54306
HOME DEPOT                 CO    43707610    785            21,660    SH             SOLE                0         0       21660

ILLINOIS TOOL              CO    45230810    1,642          29,060    SH             SOLE                0         0       29060

INTEL CORP                 CO    45814010    521            23,502    SH             SOLE                0         0       23502
INTERNATIONAL              CO    45920010    4,445          25,913    SH             SOLE                0         0       25913

JACOBS                     CO    46981410    481            11,115    SH             SOLE                0         0       11115

JOHNSON AND                CO    47816010    3,810          57,275    SH             SOLE                0         0       57275
JPMORGAN CHASE             CO    46625h10    558            13,638    SH             SOLE                0         0       13638

MERCK & COMPANY            CO    58933110    581            16,452    SH             SOLE                0         0       16452

MICROSOFT CORP             CO    59491810    1,465          56,335    SH             SOLE                0         0       56335
NESTLE S A ADR             CO    64106940    1,482          23,887    SH             SOLE                0         0       23887

NOKIA CORP ADR             CO    65490220    158            24,550    SH             SOLE                0         0       24550

NOVARTIS ADS               CO    66987v109   1,469          24,037    SH             SOLE                0         0       24037
PFIZER INC                 CO    71708110    3,001          145,690   SH             SOLE                0         0       145690

PROCTER & GAMBLE           CO    74271810    3,702          58,231    SH             SOLE                0         0       58231
ROCHE HOLDING ADR          CO    77119510    1,779          42,400    SH             SOLE                0         0       42400

SAP AG                     CO    80305420    1,160          19,130    SH             SOLE                0         0       19130
STRYKER CORP               CO    86366710    1,257          21,425    SH             SOLE                0         0       21425

SYSCO CORP                 CO    87182910    1,188          38,105    SH             SOLE                0         0       38105

UNITED TECHNOLOGIES        CO    91301710    1,955          22,090    SH             SOLE                0         0       22090
WALGREEN                   CO    93142210    3,251          76,556    SH             SOLE                0         0       76556

WELLPOINT INC              CO    94973v107   946            12,015    SH             SOLE                0         0       12015

YUM BRANDS                 CO    98849810    2,659          48,140    SH             SOLE                0         0       48140